Principal Subsidiaries, Investments in Associates and Joint Ventures - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Name of subsidiary	ING Bank N.V.
Minimum [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of voting power held in subsidiary	50.00%
Principal investments in associates	20.00%
Minimum [member] | ING Bank N.V. [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary	50.00%
Maximum [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Principal investments in associates	50.00%